Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Prepayments and Other Current Assets [Abstract]
Deposit for acquisition of property and equipment (note a)	[1]	$ 1,784,389
Advance to sub-contractors		5,749,229	2,808,946
Prepayments		1,186,567	312,511
Other Deposits		84,891	137,925
Amount classified as current assets gross		8,805,076	3,259,382
Less: amount classified as non-current assets		(1,784,389)
Amount classified as current assets (note b)	[2]	$ 7,020,687	$ 3,259,382

[1]	A deposit of US$1,784,389 was made to acquire the machineries for project use during the year ended March 31, 2025.
[2]	Prepayments and deposits expected to be utilized or recovered within 12 months after the balance sheet date are classified as current.